Expense Example, No Redemption - BNY Mellon Women's Opportunities ETF - BNY Mellon Women's Opportunities ETF	Jun. 28, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	$ 628